Investment Property (Table)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property explanatory
(1)	Investment property as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025				December 31, 2024
	Acquisition cost		Accumulated depreciation	Carrying amount	Acquisition cost	Accumulated depreciation	Carrying amount
Land	₩	18,743	—	18,743	9,787	—	9,787
Buildings		36,741	(21,276)	15,465	23,010	(14,981)	8,029
Right-of-use assets		13,808	(8,175)	5,633	16,518	(7,723)	8,795

	₩	69,292	(29,451)	39,841	49,315	(22,704)	26,611

(2)	Changes in investment property for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025
	Beginning balance		Transfer	Depreciation	Ending balance
Land	₩	9,787	8,956	—	18,743
Buildings		8,029	8,708	(1,272)	15,465
Right-of-use assets		8,795	(735)	(2,427)	5,633

	₩	26,611	16,929	(3,699)	39,841

(In millions of won)
	2024
	Beginning balance		Transfer(*)	Depreciation	Ending balance
Land	₩	14,199	(4,412)	—	9,787
Buildings		10,242	(1,143)	(1,070)	8,029
Right-of-use assets		10,371	73	(1,649)	8,795

	₩	34,812	(5,482)	(2,719)	26,611

(*)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the investment property amounting to ₩1,719 million of SK m&service Co., Ltd. as assets held for sale.